Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic Earnings/(Loss) Per Share

Basic earnings per share for the year ended December 31, 2017 and basic loss per Class A and Class B ordinary share for the years ended December 31, 2018 and 2019 are calculated as follows:

	Year ended December 31,
	2017	2018		2019		2019
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic net earnings/(loss) per share calculation:
Numerator:
Net loss attributable to iQIYI, Inc.	(3,736,932)	(3,841,616)	(5,268,160)	(4,506,557)	(647,327)	(5,816,772)	(835,527)
Accretion of redeemable noncontrolling interests	—	—	—	(673)	(97)	(869)	(125)
Extinguishment and reissuance of Series B preferred shares	(363,279)	—	—	—	—	—	—
Accretion of redeemable convertible preferred shares	5,073,140	(126,085)	(172,905)	—	—	—	—
Allocation of net income attributable to preferred shareholders	(870,166)	—	—	—	—	—	—
Numerator for computing basic net earnings/(loss) per share	102,763	(3,967,701)	(5,441,065)	(4,507,230)	(647,424)	(5,817,641)	(835,652)
Denominator:
Weighted average number of ordinary shares outstanding	342,548,237	1,631,116,600	2,236,815,186	2,228,491,004	2,228,491,004	2,876,391,396	2,876,391,396
Basic net earnings/(loss) per share	0.30	(2.43)	(2.43)	(2.02)	(0.29)	(2.02)	(0.29)

Schedule of Diluted Loss Per Share

Diluted loss per share for the year ended December 31, 2017 and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2018 and 2019 are calculated as follows:

	Year ended December 31,
	2017	2018		2019		2019
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted net loss per share calculation:
Numerator:
Numerator for computing basic net earnings/(loss) per share	102,763	(3,967,701)	(5,441,065)	(4,507,230)	(647,424)	(5,817,641)	(835,652)
Add: Extinguishment and reissuance of Series B preferred shares	363,279	—	—	—	—	—	—
Deduct: Accretion of redeemable convertible preferred shares	(5,073,140)	—	—	—	—	—	—
Add: Allocation of net income attributable to preferred shareholders	870,166	—	—	—	—	—	—
Numerator for computing diluted net loss per share	(3,736,932)	(3,967,701)	(5,441,065)	(4,507,230)	(647,424)	(5,817,641)	(835,652)
Denominator:
Weighted average number of ordinary shares outstanding	342,548,237	1,631,116,600	2,236,815,186	2,228,491,004	2,228,491,004	2,876,391,396	2,876,391,396
Conversion of redeemable convertible preferred shares to ordinary shares	2,900,599,024	—	—	—	—	—	—
Weighted average number of shares used in calculating diluted net loss per share	3,243,147,261	1,631,116,600	2,236,815,186	2,228,491,004	2,228,491,004	2,876,391,396	2,876,391,396
Diluted net loss per share	(1.15)	(2.43)	(2.43)	(2.02)	(0.29)	(2.02)	(0.29)